Basis Of Presentaton And Summary Of Significant Accounting Policies - Summary Of Disclosure In Tabular Form Of Useful Lives Of Property Plant And Useful Lives (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Office And Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Lesser of lease term or estimated life	Lesser of lease term or estimated life